Cover	12 Months Ended
Dec. 31, 2025
Cover [Abstract]
Amendment Flag	false
Document Fiscal Year Focus
Document Fiscal Period Focus
Central Index Key	0000805676
Document Type	DEF 14A
Registrant Name	Park National Corporation